N-2 - USD ($)								6 Months Ended	11 Months Ended
		Dec. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Dec. 31, 2022 [1]	Jun. 30, 2022 [2]
Cover [Abstract]
Entity Central Index Key		0001296250
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		PIMCO Income Strategy Fund II
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Ratios/Supplemental Data
	ARPS
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per ARPS(3)

PIMCO Corporate & Income Opportunity Fund
07/1/2022 ‑ 12/31/2022+	$212,650,000	$192,163	$25,000	N/A
08/01/2021 - 06/30/2022(i)	212,650,000	184,988	25,000	N/A
07/31/2021	212,650,000	218,218	25,000	N/A
07/31/2020	212,650,000	171,815	25,000	N/A
07/31/2019	212,650,000	176,730	25,000	N/A
07/31/2018	237,950,000	153,072	25,000	N/A
07/31/2017	237,950,000	144,819	25,000	N/A

PIMCO Corporate & Income Strategy Fund
07/1/2022 ‑ 12/31/2022+	$23,525,000	$578,738	$25,000	N/A
08/01/2021 - 06/30/2022(i)	23,525,000	566,333	25,000	N/A
07/31/2021	23,525,000	668,805	25,000	N/A
07/31/2020	23,525,000	566,423	25,000	N/A
07/31/2019	23,525,000	653,838	25,000	N/A
07/31/2018	55,525,000	289,023	25,000	N/A
07/31/2017	55,525,000	294,755	25,000	N/A

PIMCO High Income Fund
07/1/2022 ‑ 12/31/2022+	$58,050,000	$303,363	$25,000	N/A
08/01/2021 - 06/30/2022(i)	58,050,000	300,723	25,000	N/A
07/31/2021	58,050,000	366,413	25,000	N/A
07/31/2020	58,050,000	311,018	25,000	N/A
07/31/2019	58,050,000	384,900	25,000	N/A
07/31/2018	101,975,000	232,587	25,000	N/A
07/31/2017	101,975,000	241,894	25,000	N/A

PIMCO Income Strategy Fund
07/1/2022 ‑ 12/31/2022+	$45,200,000	$188,753	$25,000	N/A
08/01/2021 - 06/30/2022(i)	45,200,000	189,645	25,000	N/A
07/31/2021	45,200,000	227,165	25,000	N/A
07/31/2020	45,200,000	188,225	25,000	N/A
07/31/2019	45,200,000	193,873	25,000	N/A
07/31/2018	51,275,000	163,725	25,000	N/A
07/31/2017	51,275,000	168,552	25,000	N/A

PIMCO Income Strategy Fund II
07/1/2022 ‑ 12/31/2022+	$87,425,000	$189,330	$25,000	N/A
08/01/2021 - 06/30/2022(i)	87,425,000	191,350	25,000	N/A
07/31/2021	87,425,000	231,880	25,000	N/A
07/31/2020	87,425,000	198,210	25,000	N/A
07/31/2019	87,425,000	205,928	25,000	N/A
07/31/2018	92,450,000	187,429	25,000	N/A
07/31/2017	92,450,000	190,527	25,000	N/A

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Income Strategy Fund II’s investment objective is to seek high current income, consistent with the preservation of capital.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to emerging market debt contributed to absolute performance as the sector posted positive performance.
»	Exposure to holdings related to special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to absolute performance as the securities posted positive returns.
»	Exposure to high yield corporate credit contributed to absolute performance as the sector posted positive performance.
»	Security selection within municipal bonds detracted from performance as municipal securities posted negative returns.
»	Exposure to U.S. residential mortgage credit detracted from absolute performance as the sector posted negative performance.
»	Security selection within bank loans detracted from absolute performance as the securities posted negative returns.

ARPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 87,425,000	$ 87,425,000	$ 87,425,000	$ 92,450,000	$ 92,450,000	$ 87,425,000	$ 87,425,000
Senior Securities Coverage per Unit	[3]		$ 231,880	$ 198,210	$ 205,928	$ 187,429	$ 190,527	$ 189,330	$ 191,350
Senior Securities Involuntary Liquidating Preference per Unit	[4]		25,000	25,000	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[5]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		81,045

[1]	Unaudited.
[2]	Fiscal year end changed from July 31st to June 30th.
[3]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.
[4]	“Involuntary Liquidating Preference” means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.
[5]	The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.